Fair Value Measurements - Summary of Fair Value of Freestanding Derivative (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Fair Values of Derivative Financial Instruments Asset (Liability)	$ 68,344	$ 81,264	$ 59,116
Not Designated as Hedging Instrument [Member] | Dividend Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair Values of Derivative Financial Instruments Asset (Liability)	$ 68,344	$ 81,264	$ 59,116